Goodwill and Other Intangible Assets - Schedule of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Thousands	Oct. 31, 2015	Jan. 31, 2015	Nov. 01, 2014	Feb. 01, 2014
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 444,850	$ 444,850	$ 444,850	$ 444,850
Tradename		230,402		230,402
Finite lived intangible assets, accumulated depreciation	$ (1,196)	(1,060)	$ (969)
Intangible Assets, Net (Including Goodwill)		678,475		679,209
Favorable Leases [Member]
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, gross		4,085		4,111
Finite lived intangible assets, accumulated depreciation		(906)		(532)
Noncompetition Agreements [Member]
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, gross				806
Finite lived intangible assets, accumulated depreciation				(537)
Customer Database [Member]
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, gross		198		198
Finite lived intangible assets, accumulated depreciation		$ (154)		$ (89)